Revenue Recognition	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue Recognition
4. Revenue Recognition
Disaggregation of Revenue

The following table summarizes revenue by region in which our merchants’ headquarters are located:

	Year Ended December 31,
	2024		2023		2022
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
United States(1)	$198,803	61%	$180,240	61%	$163,920	63%
Europe, the Middle East and Africa (“EMEA”)(1)(2)	86,786	26	83,113	27	71,443	27
Asia-Pacific (“APAC”)	22,371	7	16,699	6	12,005	5
Americas	19,556	6	17,558	6	13,879	5
Total revenue	$327,516	100%	$297,610	100%	$261,247	100%
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(1)For comparability, prior period amounts have been reclassified to conform to the merchants’ current headquarters location.
(2)Revenue recognized from merchants whose headquarters are in Israel, which is our country of domicile, was $3.3 million, $1.3 million, and $3.3 million, for the years ended December 31, 2024, 2023, and 2022, respectively.
The following table summarizes revenue based on the nature and type of service provided to our merchants:

	Year Ended December 31,
	2024		2023		2022
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
Revenue for review services recognized under ASC 606	$188,265	57%	$167,278	56%	$156,040	60%
Revenue for indemnification guarantees recognized under ASC 460	139,251	43	130,332	44	105,207	40
Total revenue	$327,516	100%	$297,610	100%	$261,247	100%
We primarily generate revenue from our Chargeback Guarantee offering.
The allocation of consideration between revenue for review services recognized under ASC 606 and revenue for indemnification guarantees recognized under ASC 460 is a function of the fair value of our chargeback guarantee which represents what we would need to pay a third party to relieve ourselves from our obligations under issued guarantees. The fair value of the chargeback guarantee is primarily determined by utilizing the historical percentage of guarantees issued that resulted in a chargeback plus a risk premium fee that we would have incurred from a third-party in order to relieve ourselves from our legal obligation under the guarantee.
Changes in the percentage of revenue that are recorded as revenue for review services recognized under ASC 606 and revenue for indemnification guarantees recognized under ASC 460 are a function of changes in the aforementioned fair value of the chargeback guarantee and changes in the speed in which we resolve chargeback claims which impacts the systematic and rational approach that we utilize to record revenue associated with our guarantee obligation.
Cost to Obtain a Contract
The following table represents a roll-forward of deferred contract acquisition costs:

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Beginning balance	$15,562	$14,383	$10,365
Additions to deferred contract acquisition costs	10,535	8,894	9,707
Amortization of deferred contract acquisition costs	(8,583)	(7,715)	(5,689)
Impairment of deferred contract acquisition costs	(956)	—	—
Ending balance	$16,558	$15,562	$14,383
Cost to Fulfill a Contract
The following table represents a roll-forward of deferred contract fulfillment costs:

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Beginning balance	$4,456	$3,673	$2,930
Additions to deferred contract fulfillment costs	3,010	2,635	2,189
Amortization of deferred contract fulfillment costs	(2,201)	(1,852)	(1,446)
Impairment of deferred contract fulfillment costs	(249)	—	—
Ending balance	$5,016	$4,456	$3,673